SCHEDULE OF FUTURE LEASE PAYMENTS RELATED TO OPERATING LEASES (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Year 1	$ 54
Year 2	229	194
Year 3	223	167
Year 4	84	171
Year 5	52	84
Year 6		52
Total Operating Lease Payments	642	668
Less: Imputed Interest	(63)	(82)
Present Value of Lease Liabilities	579	586
Less: Operating Lease Liability, current portion	(192)	(159)	$ (77)
Operating Lease Liability, non-current portion	$ 387	$ 427	$ 272